Stock-Based Compensation - Summary of Parent's Time-based Restricted Stock Awards (Detail) (Time-based Restricted Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, Beginning Balance	131,190
Granted, Shares	0
Vested, Shares	(66,143)
Forfeited, Shares	(2,499)
Unvested Shares, Ending Balance	62,548	131,190
Unvested Weighted-Average Grant Date Fair Value per Share, Beginning Balance	$ 164.97
Granted, Weighted-Average Grant Date Fair Value per Share	$ 0	$ 155.40	$ 204.32
Vested, Weighted-Average Grant Date Fair Value per Share	$ 163.03
Forfeited, Weighted-Average Grant Date Fair Value per Share	$ 135.21
Unvested Weighted-Average Grant Date Fair Value per Share, Ending Balance	$ 172.64	$ 164.97